Related Party Transactions (Details) - CNY (¥)				12 Months Ended
		Jul. 02, 2025	Jul. 06, 2023	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Related Party [Member]
Related Party Transaction [Line Items]
Repayment of related party			¥ 30,000,000
Mrs. Zhang Pingting [Member]
Related Party Transaction [Line Items]
Repayment of related party						¥ 15,000,000
Received capital amount			30,000,000
Mr. Zhan Jie [Member]
Related Party Transaction [Line Items]
Repayment of related party	[1]					¥ 15,000,000
Received capital amount			¥ 30,000,000
Percentage of shareholding		5.00%

[1]	Following the issuance of new shares in July 2, 2025, Mr. Zhan Jie’s shareholding percentage fell below 5%, and he ceased to be a related party.